Cover	Feb. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 06, 2023
Current Fiscal Year End Date	--09-30
Entity File Number	333-191725
Entity Registrant Name	REGEN BIOPHARMA, INC.
Entity Central Index Key	0001589150
Entity Tax Identification Number	45-5192997
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4700 Spring Street
Entity Address, Address Line Two	St 304
Entity Address, City or Town	La Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91942
City Area Code	619
Local Phone Number	722 5505
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false